Share-based compensation - Restricted share unit plan (Details) $ in Millions		12 Months Ended
	Jul. 02, 2021 shares	Dec. 31, 2021 USD ($) shares yr installment	Dec. 31, 2020 USD ($)
share-based compensation
Number of vesting installments | installment		4
Vesting period | yr		6.5
Liabilities from share-based payment transactions | $		$ 22	$ 25
Restricted Stock Units
share-based compensation
Number of other equity instruments granted in share-based payment arrangement (in shares)		1,191,919
Number of other equity instruments outstanding in share-based payment arrangement		1,083,542
Restricted Stock Units | Playment
share-based compensation
Number of other equity instruments granted in share-based payment arrangement (in shares)	32,244
Performance Share Units
share-based compensation
Vesting period | yr		3
Number of other equity instruments granted in share-based payment arrangement (in shares)		192,064
Number of other equity instruments outstanding in share-based payment arrangement		192,064
Phantom restricted share units
share-based compensation
Number of other equity instruments outstanding in share-based payment arrangement		285,386
Phantom Performance Share Units
share-based compensation
Number of other equity instruments outstanding in share-based payment arrangement		289,815
Common Share | Restricted Stock Units
share-based compensation
Nominal value (in number of equity shares)		1
Common Share | Phantom restricted share units
share-based compensation
Nominal value (in number of equity shares)		1